NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Notes Payable
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

Promissory notes

On January 15, 2021, in connection with the acquisition of DDTI, the Company issued a promissory note in the amount of $400,000. The principal amount of $400,000 is payable in four installments of $100,000 plus accrued interest as follows: $100,000 plus accrued interest was due and paid on April 15, 2021, $100,000 plus accrued interest was due and paid on July 15, 2021, $100,000 plus accrued interest is due and pad on October 15, 2021 and $100,000 plus all remaining accrued interest was due and paid on January 15, 2022. Interest accrues at 4% per annum. On December 31, 2021, the principal amount related to this note was $100,000.

On March 24, 2021, in connection with the acquisition of Cougar Express, the Company issued a promissory note in the amount of $350,000. The principal amount of $350,000 is payable in two installments of $175,000 plus accrued interest as follows: $175,000 plus accrued interest was due and paid on September 23, 2021 and $175,000 plus all remaining accrued interest was due and paid on March 23, 2022. Interest accrues at 6% per annum. On December 31, 2021, the principal amount related to this note was $175,000.

Equipment and auto notes payable

In November 2019, the Company entered into a promissory note for the purchase of five trucks in the amount of $460,510. The note is due in sixty monthly installments of $9,304. The first payment was paid in December 2019 and the remaining fifty-nine payments were due monthly commencing on January 27, 2020. The note was secured by the trucks and was personally guaranteed by the Company’s former chief executive officer. On December 31, 2021 and 2020, equipment note payable to this entity amounted to $0 and $375,422, respectively.

In connection with the acquisition of DDTI, the Company assumed several truck notes payable liabilities due to entities. On December 31, 2021, truck notes payable to these entities amounted to $17,985.

In connection with the acquisition of Cougar Express, the Company assumed several equipment notes payable liabilities due to entities. On December 31, 2021, equipment notes payable to these entities amounted to $2,611.

Paycheck Protection Program Promissory Note

During 2020, prior to the acquisition of Cougar Express by the Company, Cougar Express entered into a Paycheck Protection Program promissory note (the “Cougar PPP Loan”) in the amount of $622,240 under the SBA Paycheck Protection Program of the CARES Act. Pursuant to the Cougar Stock Purchase Agreement, the Company did not assume and shall not be responsible to pay the Cougar PPP loan. The prior shareholder of Cougar Express agreed to indemnify and hold the Buyer (and its directors, officers, employees and affiliates) harmless from and with respect to any and all claims, liabilities, losses, damages, costs and expenses, including, without limitation, the reasonable fees and expenses of counsel (collectively, the “Losses”), related to or arising directly or indirectly out of, among other items, any claim that any portion or all of the Cougar PPP loan secured by Cougar Express is to be repaid to the lender. Since the Cougar PPP Loan was not forgiven as of March 31, 2021, the Company has reflected the Cougar PPP loan of $622,240 as outstanding on March 31, 2021 and the Company recorded a note receivable of $622,240 which was due from the prior shareholder of Cougar Express if the Cougar PPP Loan is not forgiven. Cougar Express filed for forgiveness of this loan and on June 10, 2021, Cougar Express received a Notice of Paycheck Protection Program Forgiveness Payment from the SBA. Accordingly, the note payable and related note receivable were reversed and no gain or loss was recorded.

Line of credit

Through December 2021, the Company’s subsidiary, Cougar Express, maintained a $5,000 line of credit with the bank. This line of credit was closed in December 2021 and was payable of demand. On December 31, 2021, principal amount outstanding under the line of credit amounted to $0.

On December 31, 2021 and 2020, notes payable consisted of the following:

	December 31, 2021	December 31, 2020
Principal amounts	$295,596	$375,422
Less: current portion of notes payable	(283,141)	(85,207)
Notes payable – long-term	$12,455	$290,215

For the years ended December 31, 2021 and 2020, amortization of debt discounts related to notes payable amounted to $0 and $605,763, respectively, which has been included in interest expense on the accompanying consolidated statements of operations.